Investments in and Advances to Affiliates and Notes Receivable from Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Commodity Trading and Milling Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,510,101	1,750,714	1,117,440
Net income	$24,686	33,058	47,594
Total assets	$862,992	864,802	581,755
Total liabilities	$469,265	480,328	250,076
Total equity	$393,727	384,474	331,679

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Sugar Segment		December 31,
(Thousands of dollars)	2012		2011	2010
Net sales	$12,107		12,880	20,132
Net income	$194		950	2,064
Total assets	$8,865		10,743	10,248
Total liabilities	$2,839		3,851	3,791
Total equity	$6,026		6,892	6,457

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,437,376	1,375,751	83,409
Net income (loss)	$38,384	24,250	(1,901)
Total assets	$871,945	819,618	725,464
Total liabilities	$443,291	428,361	360,673
Total equity	$428,654	391,257	364,791